Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Accrued Expenses and Other Payables [Line Items]
Long-term payables owed mining equipment (in Dollars)	$ 101,300
Long term loans (in Dollars)	$ 40,000		$ 34,950
Fixed annual interest rate		7.00%		6.50%
Notes Payable, Other Payables [Member]
Accrued Expenses and Other Payables [Line Items]
Interest rate	6.00%
Loans Payable [Member] | Minimum [Member]
Accrued Expenses and Other Payables [Line Items]
Fixed annual interest rate	6.50%
Loans Payable [Member] | Maximum [Member]
Accrued Expenses and Other Payables [Line Items]
Fixed annual interest rate	7.00%